Sales in Advance of Carriage - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Sales Inadvance Of Carriage [Line Items]
Revenue recognised as sales in advance of carriage	¥ 2,408	¥ 2,528
Sales in advance of carriage refunded	¥ 1,151	¥ 1,267